BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
BUSINESS ACQUISITION

3. BUSINESS ACQUISITION

3.1 BUSINESS ACQUISITION of NINJAS IN PYJAMAS

On January 10, 2023, the Group completed an acquisition through a series of agreements with the shareholders of Ninjas in Pyjamas.

In accordance with ASC 805, (i) the transaction was identified as business combination with third party; (ii) the Company was identified as accounting acquirer and the acquisition date was January 10, 2023; (iii) the Company conducted the acquisition by issuing 43,044,524 Class B-1 Preferred Shares to original shareholders of Ninjas in Pyjamas and the Company elected to use fair value of the acquirer’s equity interest as the consideration transferred since the Company has multiple rounds of equity financing from third parties prior to IPO, and the fair value of acquirer’s equity interest was estimated by discounted cash flow method under income approach model. The excess of consideration over the fair value of assets and liabilities of businesses acquired shall be recognized as goodwill. The Company engaged an independent valuation appraiser to assist in identification and evaluation of fair value of issued shares for acquisition and identifiable assets acquired and liabilities assumed as of the acquisition date. Pursuant to ASC 830-30-45-3 and ASC 830-30-45-11, after the initial recognition, the Group recognized the fair values of the acquired assets and liabilities and translated the individual assets (including goodwill) of Ninjas in Pyjamas from SEK to USD, the Group elects not to apply pushdown accounting in Ninjas in Pyjamas’ separate financial statements and maintains the records necessary to adjust the consolidated amounts to what they would have been had the amounts been recorded in the Ninjas in Pyjamas’ books and records.

The Group used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

— Intangible assets – Customer relationships were valued using the multi-period excess earning method under income approach, which represents the excessive earnings generated by the asset that remains after a deduction for a return on other contributory assets;

— Intangible assets – Brand name were valued using the relief from royalty method under income approach, which represents the benefits of owning the intangible asset rather than paying royalties for its right of use;

— Intangible assets —Talent relationships were valued using the with-and-without approach, which comparing two scenarios: one is the situation “with” a particular intervention, policy, or activity, and the other is the situation “without” it. By comparing these two scenarios, the impact of the intervention can be estimated. ;

— Other assets and liabilities carrying value approximated fair value at the time of acquisition.

On the acquisition date January 10, 2023, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

Amount
Fair value of consideration transferred	$168,000,000
Fair value of the assets acquired and the liabilities assumed
Net working capital(1)	1,989,535
Property and equipment, net	61,925
Intangible assets – league tournaments right	45,985,000
Intangible assets – Brand name	24,053,000
Intangible assets – Talent acquisition costs	907,590
Non-operating asset/liability	34,020
Deferred tax liability(2)	(14,427,828)
Total identifiable assets	58,603,242
Goodwill	$109,396,758

(1)	Among which, cash acquired from acquisition of Ninjas in Pyjamas was $1,707,373.

(2)	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. BUSINESS ACQUISITION – Continued

3.1 BUSINESS ACQUISITION of NINJAS IN PYJAMAS – Continued

The goodwill acquired resulted primarily from Ninjas in Pyjamas’ expected synergies and assembled workforce from the integration of businesses acquired into the Company’s existing business.

Net revenue and net loss arising from acquisition of Ninjas in Pyjamas made in period from acquisition date to December 31, 2023 that are included in the Group’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2023.

Supplemental pro forma information (unaudited)

The pro forma information for the periods set forth below gives effect to the business acquisition as if the business combination had occurred as of January 1, 2023. This pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time.

For the Year ended December 31, 2023
Net revenue	$83,733,206
Net loss	$(13,264,218)
Net loss per share - basic and diluted	$(1.54)

3.2 BUSINESS ACQUISITION of YOUNG WILL

On September 30, 2024, the Company entered into a definitive agreement (“Young Will agreement”) with the shareholders of Young Cayman, the Cayman parent company that controls Young Will through contractual arrangements, to effect a series of share exchange transactions. Pursuant to the Young Will agreement, such shareholders agreed to sell and transfer to the Company all of the ordinary shares of Young Cayman beneficially owned by them, and in exchange and as consideration therefor, the Company agreed to issue and allot to such beneficial owners certain number of Class A ordinary shares. In October 2024, the Company issued 920,212 Class A ordinary shares to the beneficial owners of Young Cayman in exchange for 61% of the total issued and outstanding share capital of Young Cayman (“First Closing”) in accordance with the Young Will agreement. After the First Closing, if the 2024 performance target of Young Will set out in the Young Will agreement have been met, the Company shall issue and sell to shareholders of Young Cayman additional number shares of the Company. The Company estimated liability for contingent consideration payables at fair value.

Besides, the Company will subsequently acquire an additional 13% of the share capital of Young Cayman each year during 2025, 2026, and 2027, and in exchange issue a corresponding number of the Company’s Class A ordinary shares to the beneficial owners of Young Cayman, contingent upon the satisfaction of certain terms and conditions set out in the Young Will agreement.

In accordance with ASC 805, (i) the transaction was identified as business combination with third party; (ii) the Company was identified as accounting acquirer and the acquisition date was October 2, 2024; (iii) the Company conducted the acquisition by issuing 920,212 Class A ordinary shares to original shareholders of Young Will and the Company elected to use fair value of the acquirer’s equity interest and the acquisition-date fair value of contingent consideration as the consideration transferred. Since the Company is a listed company in Nasdaq, therefore, the management determined the acquisition date fair value of the consideration by using acquirer’s equity interests. The excess of consideration over the fair value of assets and liabilities of businesses acquired shall be recognized as goodwill. The Company engaged an independent valuation appraiser to assist in identification and evaluation of fair value of contingent consideration for acquisition and identifiable assets acquired and liabilities assumed as of the acquisition date. Pursuant to ASC 830-30-45-3 and ASC 830-30-45-11, after the initial recognition, the Company recognized the fair values of the acquired assets and liabilities and translated the individual assets (including goodwill) of Young Will from RMB to USD, the Company elects not to apply pushdown accounting in Young Will’ separate financial statements and maintains the records necessary to adjust the consolidated amounts to what they would have been had the amounts been recorded in the Young Will’ books and records.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. BUSINESS ACQUISITION – Continued

3.2 BUSINESS ACQUISITION of YOUNG WILL – Continued

The Company used the following valuation methodologies to value assets acquired, liabilities assumed and intangible assets identified:

— Intangible assets – Customer relationships were valued using the multi-period excess earning method under income approach, which represents the excessive earnings generated by the asset that remains after a deduction for a return on other contributory assets;

— Intangible assets – Brand name were valued using the relief from royalty method under income approach, which represents the benefits of owning the intangible asset rather than paying royalties for its right of use;

— Intangible assets —Talent relationships were valued using the with-and-without approach, which comparing two scenarios: one is the situation “with” a particular intervention, policy, or activity, and the other is the situation “without” it. By comparing these two scenarios, the impact of the intervention can be estimated;

— Other assets and liabilities carrying value approximated fair value at the time of acquisition.

On the acquisition date of October 2, 2024, the allocation of the consideration of the assets acquired and liabilities assumed based on their fair value was as follows:

Amount
Fair value of consideration transferred	$3,311,721
Fair value of contingent consideration payables	404,418
Fair value of consideration transferred	3,716,139

Fair value of the assets acquired and the liabilities assumed
Net working capital (3)	149,294
Intangible assets – Customer relationships	3,904,524
Intangible assets – Agency contract rights	1,809,761
Intangible assets – Brand name	669,754
Non-operating asset/liability	866,642
Deferred tax liability(4)	(1,596,010)
Less: Redeemable non-controlling interests	(2,841,123)
Total identifiable assets	2,962,842
Goodwill	$753,297

(3)	Among which, cash acquired from acquisition of Young Will was $296,139.

(4)	Deferred tax liabilities were calculated based on appreciation fair value of all intangible assets multiplied by income tax rate.

NIP GROUP INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(In U.S. dollars, except share and per share data)

3. BUSINESS ACQUISITION – Continued

3.2 BUSINESS ACQUISITION of YOUNG WILL – Continued

The goodwill acquired resulted primarily from Young Will’ expected synergies and assembled workforce from the integration of businesses acquired into the Company’s existing business.

Net revenue of $1,935,611 and net income of $305,443 arising from acquisition of Young Will made in period from acquisition date to December 31, 2024 that are included in the Group’s consolidated statements of operations and comprehensive loss for the year ended December 31, 2024.

Supplemental pro forma information (unaudited)

The pro forma information for the periods set forth below gives effect to the business acquisition as if the business combination had occurred as of January 1, 2023. This pro forma information is presented for informational purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the transactions been consummated as of that time.

	For the Year ended December 31,
	2023	2024
Net revenue	$99,019,525	$91,497,992
Net loss	$(12,887,994)	$(12,110,118)
Net loss per share - basic and diluted	$(1.49)	$(0.68)

3.3 BUSINESS ACQUISITION of JINYUANBAO

On September 23, 2024, Wuhan Alunyou Network Information Development Co., Ltd. (“Wuhan Alunyou”) entered into a Share Transfer Agreement (the “Jinyuanbao Agreement”) with the beneficial owners of Jinyuanbao. According to Jinyuanbao Agreement, Wuhan Alunyou acquired 90% of Jinyuanbao’s equity with cash consideration of RMB 900,000, and Wuhan Alunyou has fully paid the consideration on October 1, 2024 which was the acquisition date. Under this business acquisition, no intangible assets were identified, and the goodwill was recognized at the amount of $942,021.